Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) - CAD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Reserve [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 87,947	$ 591	$ 7,749	$ (29,343)	$ 66,944
Balance, shares at Dec. 31, 2018	78,792,860
Statement Line Items [Line Items]
Net and comprehensive loss for the period				(1,852)	(1,852)
Expired warrants			(2,080)	2,080
Forfeited/expired options			(1,459)	1,459
Share-based payments
Balance at Sep. 30, 2019	$ 87,947	591	4,210	(27,656)	65,092
Balance, shares at Sep. 30, 2019	78,792,860
Balance at Dec. 31, 2019	$ 89,006	591	4,175	(54,341)	39,431
Balance, shares at Dec. 31, 2019	88,690,791
Statement Line Items [Line Items]
Net and comprehensive loss for the period				(2,415)	(2,415)
Expired warrants			(2,572)	2,572
Forfeited/expired options			(241)	241
Share capital issued through private placement	$ 1,480				1,480
Share capital issued through private placement, shares	21,142,857
Share issue costs	$ (121)				(121)
Share-based payments			969		969
Value allocated to warrants	(735)		735
Balance at Sep. 30, 2020	$ 89,630	$ 591	$ 3,066	$ (53,943)	$ 39,344
Balance, shares at Sep. 30, 2020	109,833,648